SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Of Parent (Tables) [Abstract]
Condensed Financial Information of Parent
SEMPRA ENERGY
CONDENSED STATEMENTS OF OPERATIONS
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2013	2012	2011

Interest income	$42	$83	$109
Interest expense	(239)	(247)	(242)
Operation and maintenance	(63)	(68)	(64)
Other income, net	41	66	42
Income tax benefits	117	145	82
Loss before equity in earnings of subsidiaries	(102)	(21)	(73)
Equity in earnings of subsidiaries, net of income taxes	1,103	880	1,404
Net income/earnings	$1,001	$859	$1,331

Basic earnings per common share	$4.10	$3.56	$5.55
Weighted-average number of shares outstanding (thousands)	243,863	241,347	239,720

Diluted earnings per common share	$4.01	$3.48	$5.51
Weighted-average number of shares outstanding (thousands)	249,332	246,693	241,523
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
(Dollars in millions)
	Years ended December 31, 2013, 2012 and 2011
	Pretax	Income Tax	Net-of-tax
	Amount	(Expense) Benefit	Amount
2013:
Net income	$884	$117	$1,001
Other comprehensive income:
Foreign currency translation adjustments	111	―	111
Pension and other postretirement benefits	47	(19)	28
Financial instruments	13	(4)	9
Total other comprehensive income	171	(23)	148
Comprehensive income	$1,055	$94	$1,149
2012:
Net income	$714	$145	$859
Other comprehensive income (loss):
Foreign currency translation adjustments	119	―	119
Pension and other postretirement benefits	(4)	2	(2)
Financial instruments	(6)	2	(4)
Total other comprehensive income	109	4	113
Comprehensive income	$823	$149	$972
2011:
Net income	$1,249	$82	$1,331
Other comprehensive loss:
Foreign currency translation adjustments	(79)	3	(76)
Reclassification to net income of foreign
currency translation adjustment related
to remeasurement of equity method
investments	(54)	―	(54)
Available-for-sale securities	(2)	1	(1)
Pension and other postretirement benefits	(20)	8	(12)
Financial instruments	(26)	10	(16)
Total other comprehensive loss	(181)	22	(159)
Comprehensive income	$1,068	$104	$1,172
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED BALANCE SHEETS
(Dollars in millions)
	December 31,	December 31,
	2013	2012
Assets:
Cash and cash equivalents	$6	$18
Due from affiliates	132	125
Deferred income taxes	170	109
Other current assets	16	16
Total current assets	324	268

Investments in subsidiaries	13,866	12,545
Due from affiliates	802	1,759
Deferred income taxes	1,466	1,541
Other assets	555	576
Total assets	$17,013	$16,689

Liabilities and shareholders’ equity:
Current portion of long-term debt	$800	$652
Due to affiliates	273	539
Income taxes payable	64	26
Other current liabilities	276	260
Total current liabilities	1,413	1,477

Long-term debt	4,117	4,409
Other long-term liabilities	475	521
Shareholders’ equity	11,008	10,282
Total liabilities and shareholders’ equity	$17,013	$16,689
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY
CONDENSED STATEMENTS OF CASH FLOWS
(Dollars in millions)
	Years ended December 31,
	2013	2012	2011

Net cash used in operating activities	$(131)	$(809)	$(287)

Dividends received from subsidiary	50	250	50
Expenditures for property, plant and equipment	(1)	(1)	(2)
Purchase of trust assets	(5)	(6)	(7)
Proceeds from sales by trust	10	10	12
Capital contribution to subsidiaries	(6)	―	(200)
Decrease (increase) in loans to affiliates, net	962	(33)	82
Cash provided by (used in) investing activities	1,010	220	(65)

Common stock dividends paid	(606)	(550)	(440)
Issuances of common stock	62	78	28
Repurchases of common stock	(45)	(16)	(18)
Issuances of long-term debt	498	1,100	799
Payments on long-term debt	(650)	(8)	(24)
Decrease in loans from affiliates, net	(147)	―	(136)
Other	(3)	(8)	(3)
Cash (used in) provided by financing activities	(891)	596	206

(Decrease) increase in cash and cash equivalents	(12)	7	(146)
Cash and cash equivalents, January 1	18	11	157
Cash and cash equivalents, December 31	$6	$18	$11
See Notes to Condensed Financial Information of Parent.

SEMPRA ENERGY

NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT

Note 1. Basis of Presentation

Sempra Energy accounts for the earnings of its subsidiaries under the equity method in this unconsolidated financial information.

Other Income, Net, on the Condensed Statements of Operations includes $39 million, $41 million and $22 million of gains on dedicated assets in support of our executive retirement and deferred compensation plans in 2013, 2012 and 2011, respectively.

Because of its nature as a holding company, Sempra Energy classifies dividends received from subsidiaries as an investing cash flow.

Note 2. Long-Term Debt

	December 31,	December 31,
(Dollars in millions)	2013	2012

6% Notes February 1, 2013	$ ―	$400
8.9% Notes November 15, 2013, including $200 at variable rates after
fixed-to-floating rate swaps effective January 2011	―	250
2% Notes March 15, 2014	500	500
Notes at variable rates (1.01% at December 31, 2013) March 15, 2014	300	300
6.5% Notes June 1, 2016, including $300 at variable rates after
fixed-to-floating rate swaps effective January 2011 (4.46% at December 31, 2013)	750	750
2.3% Notes April 1, 2017	600	600
6.15% Notes June 15, 2018	500	500
9.8% Notes February 15, 2019	500	500
2.875% Notes October 1, 2022	500	500
4.05% Notes December 1, 2023	500	―
6% Notes October 15, 2039	750	750
Market value adjustments for interest rate swaps, net
(expire November 2013 and June 2016)	12	19
Build-to-suit lease	14	―
	4,926	5,069
Current portion of long-term debt	(800)	(652)
Unamortized discount on long-term debt	(9)	(8)
Total long-term debt	$4,117	$4,409

Maturities of long-term debt are $800 million in 2014, $750 million in 2016, $600 million in 2017, $500 million in 2018 and $2.3 billion thereafter.

Additional information on Sempra Energy's long-term debt is provided in Note 5 of the Notes to Consolidated Financial Statements in the Annual Report.

Note 3. Commitments and Contingencies

For contingencies and guarantees related to Sempra Energy, refer to Notes 5 and 15 of the Notes to Consolidated Financial Statements in the Annual Report.